Note 17 - Related Party Balances and Transactions (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Key management personnel compensation	$ 250,197	$ 247,500
Borrowings, interest rate	12.00%		12.00%
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 153,766	31,687
Amounts payable, related party transactions	$ 195,000	0
Borrowings, interest rate	12.00%
Interest income (expense)	$ (15,682)	$ (16,050)
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 247,500